Share-based compensation (Details 3)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Dividend yield	0.00%	0.00%
Expected volatility	65.70%	78.40%
Risk-free interest rate	0.70%	0.60%
Expected average life of the options	3 years 1 month 6 days	3 years 4 months 24 days
Estimated forfeiture rate	0.00%	0.00%